SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Impairment loss on equity method investments	$ 0	$ 0	$ 0
Percentage of cash deposits placed with two commercial banks in the PRC	94.50%
Impairment loss on long-lived assets
Impairment loss on goodwill
Percentage of value added tax based on revenue	17.00%
Percentage of value added tax to be refunded	14.00%
Number of Operating Segments	1
Accounting Standards Update 2015-17 [Member]
Accounting Policies [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Current		69
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Current		5,334
Disposal Group, Including Discontinued Operation, Deferred Tax Asset, Current		2,946
Continuing Operations [Member]
Accounting Policies [Line Items]
Government subsidy income	$ 460	197	1
Discontinued Operations [Member]
Accounting Policies [Line Items]
Government subsidy income	$ 863	$ 1,250	$ 2,111
Service revenues [Member]
Accounting Policies [Line Items]
Percentage of value added tax based on revenue	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	20.00%
Guarantees for quality of smart cards, term	1 year
SI service, final acceptance period after issuance of preliminary acceptance	6 months
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	50.00%
Guarantees for quality of smart cards, term	3 years
SI service, final acceptance period after issuance of preliminary acceptance	1 year